Guarantees and commitments - Guarantees maturity (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2018	Dec. 31, 2017
Guarantees
Maturity less than 1 year	SFr 30,522	SFr 26,729
Maturity greater than 1 year	11,422	14,682
Total gross amount	41,944	41,411
Total net amount	40,781	40,230
Carrying value	549	506
Collateral received	8,618	8,448
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,212	1,817
Maturity greater than 1 year	1,135	1,269
Total gross amount	3,347	3,086
Total net amount	3,134	2,837
Carrying value	3	12
Collateral received	1,554	1,603
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,066	4,931
Maturity greater than 1 year	1,971	2,212
Total gross amount	7,037	7,143
Total net amount	6,095	6,216
Carrying value	47	44
Collateral received	2,809	3,012
Derivatives
Guarantees
Maturity less than 1 year	18,267	15,520
Maturity greater than 1 year	6,219	8,984
Total gross amount	24,486	24,504
Total net amount	24,486	24,504
Carrying value	445	403
Other guarantees
Guarantees
Maturity less than 1 year	4,977	4,461
Maturity greater than 1 year	2,097	2,217
Total gross amount	7,074	6,678
Total net amount	7,066	6,673
Carrying value	54	47
Collateral received	4,255	3,833
Bank
Guarantees
Maturity less than 1 year	30,525	26,732
Maturity greater than 1 year	11,427	14,682
Total gross amount	41,952	41,414
Total net amount	40,789	40,233
Carrying value	549	506
Collateral received	8,621	8,448
Bank | Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,215	1,820
Maturity greater than 1 year	1,140	1,269
Total gross amount	3,355	3,089
Total net amount	3,142	2,840
Carrying value	3	12
Collateral received	1,557	1,603
Bank | Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	5,066	4,931
Maturity greater than 1 year	1,971	2,212
Total gross amount	7,037	7,143
Total net amount	6,095	6,216
Carrying value	47	44
Collateral received	2,809	3,012
Bank | Derivatives
Guarantees
Maturity less than 1 year	18,267	15,520
Maturity greater than 1 year	6,219	8,984
Total gross amount	24,486	24,504
Total net amount	24,486	24,504
Carrying value	445	403
Bank | Other guarantees
Guarantees
Maturity less than 1 year	4,977	4,461
Maturity greater than 1 year	2,097	2,217
Total gross amount	7,074	6,678
Total net amount	7,066	6,673
Carrying value	54	47
Collateral received	SFr 4,255	SFr 3,833